Cover	Nov. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40981
Entity Registrant Name	CACTUS ACQUISITION CORP. 1 LTD.
Entity Central Index Key	0001865861
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4B Cedar Brook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	495-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half redeemable warrant
Trading Symbol	CCTSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCTS
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CCTSW
Security Exchange Name	NASDAQ